BMO Funds, Inc.

111 East Kilbourn Avenue

Milwaukee, WI 53202

Ph. (direct): 414-287-8754

August 24, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	BMO Funds, Inc. - Post-Effective Amendment No. 130 to Registration
Statement on Form N-1A (Reg. Nos. 33-48907; 811-58433)

Ladies and Gentlemen:

Transmitted herewith via EDGAR on behalf of BMO Funds, Inc. (the “Company”), please find the Company’s Post-Effective Amendment No. 130 to its Registration Statement on Form N-1A. The purpose of this filing under Rule 485(a) is to make certain changes to the investment strategies of the BMO Global Long/Short Equity Fund.

If you have any questions regarding this filing, please do not hesitate to contact me.

Very truly yours,

BMO Funds, Inc.

/s/ Michael J. Murphy

Michael J. Murphy

cc:	Working Group